INVESTMENTS IN ASSOCIATED COMPANIES (Tables)	6 Months Ended
Jun. 30, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments
As at June 30, 2017 and December 31, 2016, the Company had the following participation in investments that are recorded using the equity method:

(% of ownership)	2017	2016
United Freight Carriers LLC ("UFC")	50.00%	50.00%
Golden Opus Inc. ("G. Opus")	50.00%	50.00%
Seateam Management Pte. Ltd ("Seateam")	22.19%	22.19%
Capesize Chartering Ltd ("CCL")	25.00%	25.00%

(in thousands of $)	CCL	UFC	G.Opus	Seateam	Total
At December 31, 2016	—	621	2,872	731	4,224
Dividend received from associated companies	—	—	—	(256)	(256)
Purchase of additional capital	—	—	1,000	—	1,000
Share of (loss) income	—	(58)	203	98	243
At June 30, 2017	—	563	4,075	573	5,211